UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934


                    For the monthly distribution period from
                         June 27, 2006 to July 25, 2006


Commission File Number of issuing entity: 333-127020-12


                 J.P. Morgan Mortgage Acquisition Corp. 2006-HE1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-127020


                      J.P. MORGAN ACCEPTANCE CORPORATION I
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                     J.P. MORGAN MORTGAGE ACQUISITION CORP.
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    New York
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                       56-2566474, 56-2566476, 56-2566477
                          ----------------------------
                      (I.R.S. Employer Identification No.)

U.S. Bank National Association
Corporate Trust Services, Attn: JPMAC 2006-HE1
209 S. LaSalle Street, Suite 300
Chicago, IL                                                        60604
--------------------------------------                           ---------
(Address of principal executive offices                           Zip Code
of the issuing entity)

                                 (312)-325-8904
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

               Registered/reporting pursuant to (check one)

               Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                              (if Section 12(b))
Title of class
    A1              [   ]           [   ]           [ x ]
    A2              [   ]           [   ]           [ x ]
    A3              [   ]           [   ]           [ x ]
    A4              [   ]           [   ]           [ x ]
    M1              [   ]           [   ]           [ x ]
    M2              [   ]           [   ]           [ x ]
    M3              [   ]           [   ]           [ x ]
    M4              [   ]           [   ]           [ x ]
    M5              [   ]           [   ]           [ x ]
    M6              [   ]           [   ]           [ x ]
    M7              [   ]           [   ]           [ x ]
    M8              [   ]           [   ]           [ x ]
    M9              [   ]           [   ]           [ x ]
    M10             [   ]           [   ]           [ x ]
    M11             [   ]           [   ]           [ x ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On July 25, 2006 a distribution was made to holders of J.P. Morgan Mortgage Acquisition Corp. 2006-HE1 Asset-Backed Pass-Through Certificates, Series 2006-HE1. The distribution report is attached as
         Exhibit 99.1 to this Form 10-D.


PART II - OTHER INFORMATION

Item 9. Exhibits.

    (a) The following is a list of documents filed as part of this Report on Form 10-D:

        Statement to Certificateholders on July 25, 2006 is filed as Exhibit 99.1 hereto.

    (b) The exhibits required to be filed by Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

                                      J.P. MORGAN ACCEPTANCE CORPORATION I
                                      (Depositor)

                                By:   /s/ William C. Buell
                                      ----------------------
                                      William C. Buell
                                      Vice President

                               Date:  August 03, 2006

EXHIBIT INDEX

Exhibit Number   Description

EX-99.1 Monthly report distributed to holders of J.P.Morgan Mortgage Acquisition Corp. 2006-HE1 Asset-Backed Pass-Through Certificates, Series 2006-HE1 relating to the July 25, 2006 distribution.


                                     EX-99.1
                 J.P. Morgan Mortgage Acquisition Corp. 2006-HE1
                                  July 25, 2006


                                Table of Contents
                                                                    Page
Distribution Report                                                   2
Factor Report                                                         3
Delinquent Mortgage Loans                                             9
Delinquency Trend Group                                              10
Bankruptcies                                                         11
Foreclosures                                                         12
REO Properties                                                       13
REO Property Scheduled Balance                                       14
Principal Payoffs by Group occurred in this Distribution             14
Realized Loss Group Report                                           15


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Alexander Tonge
             JPMorgan Chase Bank, N.A. - Structured Finance Services
                            4 New York Plaza, Floor 6
                            New York, New York 10004
                    Tel: (212) 623-5415 / Fax: (212) 623-5930
                      Email: alexander.t.tonge@jpmorgan.com

                 J.P. Morgan Mortgage Acquisition Corp, 2006-HE1
                                  July 25, 2006
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                    ENDING
              FACE         PRINCIPAL                                                        REALIZED      DEFERRED    PRINCIPAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1        166,827,000.00   142,841,373.56    4,426,360.43    634,304.97    5,060,665.40       0.00        0.00      138,415,013.13
A2        199,142,000.00   160,940,877.01    8,511,540.86    700,416.93    9,211,957.79       0.00        0.00      152,429,336.15
A3         62,953,000.00    62,953,000.00            0.00    279,043.54      279,043.54       0.00        0.00       62,953,000.00
A4         48,603,000.00    48,603,000.00            0.00    219,742.94      219,742.94       0.00        0.00       48,603,000.00
M1         23,226,000.00    23,226,000.00            0.00    106,879.92      106,879.92       0.00        0.00       23,226,000.00
M2         21,058,000.00    21,058,000.00            0.00     97,072.99       97,072.99       0.00        0.00       21,058,000.00
M3         13,936,000.00    13,936,000.00            0.00     64,466.58       64,466.58       0.00        0.00       13,936,000.00
M4         10,219,000.00    10,219,000.00            0.00     48,095.30       48,095.30       0.00        0.00       10,219,000.00
M5         10,219,000.00    10,219,000.00            0.00     48,259.94       48,259.94       0.00        0.00       10,219,000.00
M6          9,290,000.00     9,290,000.00            0.00     44,471.36       44,471.36       0.00        0.00        9,290,000.00
M7          8,981,000.00     8,981,000.00            0.00     47,911.76       47,911.76       0.00        0.00        8,981,000.00
M8          7,123,000.00     7,123,000.00            0.00     39,147.32       39,147.32       0.00        0.00        7,123,000.00
M9          6,503,000.00     6,503,000.00            0.00     40,716.46       40,716.46       0.00        0.00        6,503,000.00
M10         5,265,000.00     5,265,000.00            0.00     33,177.18       33,177.18       0.00        0.00        5,265,000.00
M11         6,194,000.00     6,194,000.00            0.00     39,031.23       39,031.23       0.00        0.00        6,194,000.00
P                 100.00           100.00            0.00    249,308.66      249,308.66       0.00        0.00              100.00
R                   0.00             0.00            0.00          0.00            0.00       0.00        0.00                0.00
TOTALS    599,539,100.00   537,352,350.57   12,937,901.29  2,692,047.08   15,629,948.37       0.00        0.00      524,414,449.28
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
          ORIGINAL         BEGINNING                                                                                   ENDING
              FACE         NOTIONAL                                                         REALIZED      DEFERRED     NOTIONAL
CLASS        VALUE         BALANCE          PRINCIPAL          INTEREST        TOTAL         LOSSES       INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
C       619,359,045.00  557,171,839.72        0.00          1,089,501.24    1,089,501.24      0.00          0.00    544,233,938.43
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     CURRENT
                       BEGINNING                                                                 ENDING              PASS-THRU
CLASS        CUSIP     PRINCIPAL          PRINCIPAL          INTEREST              TOTAL        PRINCIPAL            RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1        46626LGT1     856.22455334    26.53263818           3.80217213          30.33481031       829.69191516       5.512500%
A2        46626LGD6     808.17144053    42.74106346           3.51717332          46.25823679       765.43037707       5.402500%
A3        46626LGE4   1,000.00000000     0.00000000           4.43256938           4.43256938     1,000.00000000       5.502500%
A4        46626LGF1   1,000.00000000     0.00000000           4.52118059           4.52118059     1,000.00000000       5.612500%
M1        46626LGG9   1,000.00000000     0.00000000           4.60173599           4.60173599     1,000.00000000       5.712500%
M2        46626LGH7   1,000.00000000     0.00000000           4.60979153           4.60979153     1,000.00000000       5.722500%
M3        46626LGJ3   1,000.00000000     0.00000000           4.62590270           4.62590270     1,000.00000000       5.742500%
M4        46626LGK0   1,000.00000000     0.00000000           4.70645856           4.70645856     1,000.00000000       5.842500%
M5        46626LGL8   1,000.00000000     0.00000000           4.72256972           4.72256972     1,000.00000000       5.862500%
M6        46626LGM6   1,000.00000000     0.00000000           4.78701399           4.78701399     1,000.00000000       5.942500%
M7        46626LGN4   1,000.00000000     0.00000000           5.33479123           5.33479123     1,000.00000000       6.622500%
M8        46626LGP9   1,000.00000000     0.00000000           5.49590341           5.49590341     1,000.00000000       6.822500%
M9        46626LGQ7   1,000.00000000     0.00000000           6.26118099           6.26118099     1,000.00000000       7.772500%
M10       46626LGR5   1,000.00000000     0.00000000           6.30145869           6.30145869     1,000.00000000       7.822500%
M11       46626LGS3   1,000.00000000     0.00000000           6.30145786           6.30145786     1,000.00000000       7.822500%
P            N/A      1,000.00000000     0.00000000   2,493,086.60000000   2,493,086.60000000     1,000.00000000       0.000000%
TOTALS                  896.27574010    21.57974566           4.49019435          26.06994001       874.69599444
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      CURRENT
                       BEGINNING                                                                 ENDING               PASS-THRU
CLASS        CUSIP     NOTIONAL         PRINCIPAL          INTEREST              TOTAL           NOTIONAL             RATE
-----------------------------------------------------------------------------------------------------------------------------------
C            N/A     899.59425671      0.00000000         1.75907860           1.75907860       878.70507878          0.000000%
-----------------------------------------------------------------------------------------------------------------------------------



Dates:

Record Date                                                                                    07/17/06
Determination Date                                                                             07/24/06
Distribution Date                                                                              07/25/06

Principal Funds:
Scheduled Principal Payments (Total)                                                         275,166.12
Group 1                                                                                       99,152.98
Group 2                                                                                      176,013.14

Principal Prepayments (Total)                                                             12,597,994.13
Group 1                                                                                    4,317,310.99
Group 2                                                                                    8,280,683.14

Curtailments (Total)                                                                          64,466.53
Group 1                                                                                        9,890.28
Group 2                                                                                       54,576.25

Curtailment Interest Adjustments (Total)                                                         274.49
Group 1                                                                                           10.73
Group 2                                                                                          263.76

Repurchase Principal (Total)                                                                       0.00
Group 1                                                                                            0.00
Group 2                                                                                            0.00

Substitution Amounts (Total)                                                                       0.00
Group 1                                                                                            0.00
Group 2                                                                                            0.00

Net Liquidation Proceeds (Total)                                                                   0.00
Group 1                                                                                            0.00
Group 2                                                                                            0.00

Other Principal Adjustments (Total)                                                                0.02
Group 1                                                                                            0.00
Group 2                                                                                            0.02

Non Recoverable Principal Advances (Total)                                                        94.75
Group 1                                                                                           36.97
Group 2                                                                                           57.78

Interest Funds:

Gross Interest                                                                             3,664,706.23
Group 1                                                                                    1,264,702.99
Group 2                                                                                    2,400,003.24

Servicing Fees                                                                               232,154.95
Group 1                                                                                       80,165.82
Group 2                                                                                      151,989.13

Trustee Fees                                                                                   1,857.25
Group 1                                                                                          641.34
Group 2                                                                                        1,215.91

Custodian Fee                                                                                    928.62
Group 1                                                                                          320.66
Group 2                                                                                          607.96

Trust Oversight Manager Fees                                                                   6,964.65
Group 1                                                                                        2,404.97
Group 2                                                                                        4,559.67

Non Recoverable Interest Advances (Total)                                                      2,222.11
Group 1                                                                                          937.92
Group 2                                                                                        1,284.19

Prepayment Penalties:
Number of Loans Prepaid with Respect to which Prepayment Penalties were Collected                    37
Group 1                                                                                              12
Group 2                                                                                              25

Balance of Loans Prepaid with Respect to which Prepayment Penalties were Collected         7,608,574.71
Group 1                                                                                    2,507,387.39
Group 2                                                                                    5,101,187.32

Amount of Prepayment Penalties Collected                                                     249,308.66
Group 1                                                                                       79,026.39
Group 2                                                                                      170,282.27

Available Remittance Amount                                                               16,358,385.19

Principal Remittance Amount (Total)                                                       12,937,806.54
Group 1                                                                                    4,426,328.01
Group 2                                                                                    8,511,478.53

Interest Remittance Amount (Total)                                                         3,420,578.65
Group 1                                                                                    1,180,232.27
Group 2                                                                                    2,240,346.38

Pool Detail:
Beginning Number of Loans Outstanding                                                             3,246
Group 1                                                                                           1,273
Group 2                                                                                           1,973

Ending Number of Loans Outstanding                                                                3,182
Group 1                                                                                           1,248
Group 2                                                                                           1,934

Beginning Aggregate Loan Balance                                                         557,171,840.02
Group 1                                                                                  192,397,971.49
Group 2                                                                                  364,773,868.53

Ending Aggregate Loan Balance                                                            544,233,938.73
Group 1                                                                                  187,971,606.51
Group 2                                                                                  356,262,332.22

Current Advances                                                                                   0.00
Group 1                                                                                            0.00
Group 2                                                                                            0.00

Aggregate Advances                                                                                 0.00
Group 1                                                                                            0.00
Group 2                                                                                            0.00

Weighted Average Remaining Term To Maturity                                                      332.80
Group 1                                                                                          340.00
Group 2                                                                                          329.00

Weighted Average Net Mortgage Rate                                                             7.37180%
Group 1                                                                                        7.36704%
Group 2                                                                                        7.37431%

Interest Accrual Period
Start Date                                                                                June 26, 2006
End Date                                                                                  July 25, 2006
Number of Days in Accrual Period                                                                     29

Delinquent Mortgage Loans
Group 1
Category                 Number           Principal Balance     Percentage
1 Month                    24                 3,670,018.29                1.95%
2 Month                    12                 1,817,072.76                0.97%
3 Month                    2                    103,696.44                0.06%
Total                      38                 5,590,787.49                2.97%

Delinquent Mortgage Loans
Group 2
Category                 Number           Principal Balance     Percentage
1 Month                    39                 7,432,104.16                2.09%
2 Month                    25                 4,134,800.83                1.16%
3 Month                    7                  1,107,482.50                0.31%
Total                      71                12,674,387.49                3.56%

* Delinquent Bankruptcies and Foreclosures are not included in the table above.

Bankruptcies
Group Number     Number of Loans     Principal Balance      Percentage
      1                 1               205,102.96             0.11%
      2                 5               926,508.64             0.26%
Total                   6             1,131,611.60             0.21%


Group 1 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                           0
Principal Balance of Bankruptcy Loans that are Current                                             0.00
Number of Bankruptcy Loans that are 1 Month Delinquent                                                0
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                                  0.00
Number of Bankruptcy Loans that are 2 Months Delinquent                                               0
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                                 0.00
Number of Bankruptcy Loans that are 3+ Months Delinquent                                              1
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                          205,102.96
Total Number of Bankruptcy Loans                                                                      1
Total Principal Balance of Bankruptcy Loans                                                  205,102.96

Group 2 Bankruptcy Reporting:
Number of Bankruptcy Loans that are Current                                                           3
Principal Balance of Bankruptcy Loans that are Current                                       605,620.50
Number of Bankruptcy Loans that are 1 Month Delinquent                                                1
Principal Balance of Bankruptcy Loans that are 1 Month Delinquent                            142,552.36
Number of Bankruptcy Loans that are 2 Months Delinquent                                               1
Principal Balance of Bankruptcy Loans that are 2 Months Delinquent                           178,335.78
Number of Bankruptcy Loans that are 3+ Months Delinquent                                              0
Principal Balance of Bankruptcy Loans that are 3+ Months Delinquent                                0.00
Total Number of Bankruptcy Loans                                                                      5
Total Principal Balance of Bankruptcy Loans                                                  926,508.64


Foreclosures
Group Number     Number of Loans       Principal Balance         Percentage
      1                 9                 1,816,670.85                0.97%
      2                 21                4,570,872.00                1.28%
Total                   30                6,387,542.85                1.17%


Group 1 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                          0
Principal Balance of Foreclosure Loans that are Current                                            0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                               0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                 0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                              1
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                          116,322.54
Number of Foreclosure Loans that are 3+ Months Delinquent                                             8
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                       1,700,348.31
Total Number of Foreclosure Loans                                                                     9
Total Principal Balance of Foreclosure Loans                                               1,816,670.85

Group 2 Foreclosure Reporting:
Number of Foreclosure Loans that are Current                                                          0
Principal Balance of Foreclosure Loans that are Current                                            0.00
Number of Foreclosure Loans that are 1 Month Delinquent                                               0
Principal Balance of Foreclosure Loans that are 1 Month Delinquent                                 0.00
Number of Foreclosure Loans that are 2 Months Delinquent                                              4
Principal Balance of Foreclosure Loans that are 2 Months Delinquent                          899,524.22
Number of Foreclosure Loans that are 3+ Months Delinquent                                            17
Principal Balance of Foreclosure Loans that are 3+ Months Delinquent                       3,671,347.78
Total Number of Foreclosure Loans                                                                    21
Total Principal Balance of Foreclosure Loans                                               4,570,872.00


REO Properties
Group Number    Number of Loans     Principal Balance          Percentage
      1                0                0.00                  0.00%
      2                0                0.00                  0.00%
Total                  0                0.00                  0.00%


Group 1 REO Reporting:
Number of REO Loans that are Current                                                                  0
Principal Balance of REO Loans that are Current                                                    0.00
Number of REO Loans that are 1 Month Delinquent                                                       0
Principal Balance of REO Loans that are 1 Month Delinquent                                         0.00
Number of REO Loans that are 2 Months Delinquent                                                      0
Principal Balance of REO Loans that are 2 Months Delinquent                                        0.00
Number of REO Loans that are 3+ Months Delinquent                                                     0
Principal Balance of REO Loans that are 3+ Months Delinquent                                       0.00
Total Number of REO Loans                                                                             0
Total Principal Balance of REO Loans                                                               0.00

Group 2 REO Reporting:
Number of REO Loans that are Current                                                                  0
Principal Balance of REO Loans that are Current                                                    0.00
Number of REO Loans that are 1 Month Delinquent                                                       0
Principal Balance of REO Loans that are 1 Month Delinquent                                         0.00
Number of REO Loans that are 2 Months Delinquent                                                      0
Principal Balance of REO Loans that are 2 Months Delinquent                                        0.00
Number of REO Loans that are 3+ Months Delinquent                                                     0
Principal Balance of REO Loans that are 3+ Months Delinquent                                       0.00
Total Number of REO Loans                                                                             0
Total Principal Balance of REO Loans                                                               0.00


REO Property Scheduled Balance
Group Number    Loan Number    REO Date     Schedule Principal Balance
                                                     0.00
Total                                                0.00


Principal Payoffs by Group occurred in this Distribution
Group Number     Number of Loans     Principal Balance         Percentage
      1                 0                    4,317,310.99                2.30%
      2                 0                    8,280,683.14                2.32%
Total                   0                   12,597,994.13                2.31%


Realized Loss Group Report
Group Number       Current Loss   Cumulative Loss    Ending Balance    Balance of Liquidated Loans    Net Liquidation Proceeds
1                      0.00              0.00        187,971,606.51                0.00                     0.00
2                      0.00         15,556.33        356,262,332.22                0.00                     0.00
TOTAL                  0.00         15,556.33        544,233,938.73                0.00                     0.00


Loss Detail:

Current Realized Losses- Reduced by Recoveries                                                                0.00
Group 1                                                                                                       0.00
Group 2                                                                                                       0.00

Cumulative Realized Losses - Reduced by Recoveries                                                       15,556.33
Group 1                                                                                                       0.00
Group 2                                                                                                  15,556.33

Current Applied Losses                                                                                        0.00
Cumulative Applied Losses                                                                                     0.00

Trigger Event                                                                                                   NO
TEST I - Trigger Event Occurrence                                                                               NO
(Is Delinquency Percentage > 37.00% of of Senior Enhancement Percentage ?)
Delinquency Percentage                                                                                    2.56030%
37.00% of of Senior Enhancement Percentage                                                                9.64261%
OR
TEST II - Trigger Event Occurrence                                                                             YES
(Are Cumulative Realized Losses as % of Original Loan Bal > Required Cumulative Loss % ?)
Cumulative Realized Losses as % of Original Loan Bal                                                      0.00251%
Required Cumulative Loss %                                                                                0.00000%


O/C Reporting
Targeted Overcollateralization Amount                                                                19,819,489.45
Ending Overcollateralization Amount                                                                  19,819,489.45
Ending Overcollateralization Deficiency                                                                       0.00
Overcollateralization Release Amount                                                                          0.00
Monthly Excess Interest                                                                                 980,421.49
Payment to Class C                                                                                    1,089,501.24
Certificate Interest Shortfall Detail:

Interest Carryforward Amount Occurred This Period                                                             0.00
Class A-1                                                                                                     0.00
Class A-2                                                                                                     0.00
Class A-3                                                                                                     0.00
Class A-4                                                                                                     0.00
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                     0.00
Class M-10                                                                                                    0.00
Class M-11                                                                                                    0.00

Interest Carryforward Amount Paid This Period                                                                 0.00
Class A-1                                                                                                     0.00
Class A-2                                                                                                     0.00
Class A-3                                                                                                     0.00
Class A-4                                                                                                     0.00
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                     0.00
Class M-10                                                                                                    0.00
Class M-11                                                                                                    0.00

Remaining Interest Carryforward Amount
Class A-1                                                                                                     0.00
Class A-2                                                                                                     0.00
Class A-3                                                                                                     0.00
Class A-4                                                                                                     0.00
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                     0.00
Class M-10                                                                                                    0.00
Class M-11                                                                                                    0.00

Swap Account:
Net Swap Payment Due                                                                                          0.00
Net Swap Payment Paid                                                                                         0.00
Net Swap Receipt Due                                                                                    111,755.77

Beginning Balance                                                                                             0.00
Additions to the Swap Account                                                                           111,755.77
Withdrawals from the Swap Account                                                                       111,755.77
Ending Balance                                                                                                0.00

Basis Risk Reserve Fund Account:

Beginning Balance                                                                                         1,000.00
Additions to the Basis Risk Reserve Fund                                                                  2,581.27
Dividend Earnings on the Basis Risk Reserve Fund                                                              0.00
Withdrawals from the Basis Risk Reserve Fund                                                              2,581.27
Ending Balance                                                                                            1,000.00

Basis Risk Reserve Carryover:

Interest Carryover Amount Occurred This Period
Class A-1                                                                                                     0.00
Class A-2                                                                                                     0.00
Class A-3                                                                                                     0.00
Class A-4                                                                                                     0.00
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                   767.43
Class M-10                                                                                                  833.39
Class M-11                                                                                                  980.44

Interest Carryover Amount Paid This Period
Class A-1                                                                                                     0.00
Class A-2                                                                                                     0.00
Class A-3                                                                                                     0.00
Class A-4                                                                                                     0.00
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                   767.43
Class M-10                                                                                                  833.39
Class M-11                                                                                                  980.44

Remaining Interest Carryover Amount
Class A-1                                                                                                     0.00
Class A-2                                                                                                     0.00
Class M-1                                                                                                     0.00
Class A-3                                                                                                     0.00
Class A-4                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                     0.00
Class M-10                                                                                                    0.00
Class M-11                                                                                                    0.00

Non-Supported Interest Shortfall:

Total Prepayment Interest Shortfall occurred this distribution                                                0.00

Prepayment Interest Shortfall Allocated to Class A-1                                                          0.00
Prepayment Interest Shortfall Allocated to Class A-2                                                          0.00
Prepayment Interest Shortfall Allocated to Class A-3                                                          0.00
Prepayment Interest Shortfall Allocated to Class A-4                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-1                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-2                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-3                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-4                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-5                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-6                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-7                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-8                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-9                                                          0.00
Prepayment Interest Shortfall Allocated to Class M-10                                                         0.00
Prepayment Interest Shortfall Allocated to Class M-11                                                         0.00
Prepayment Interest Shortfall Allocated to Class C                                                            0.00

Total Relief Act Interest Shortfall occurred this distribution                                                0.00

Relief Act Interest Shortfall Allocated to Class A-1                                                          0.00
Relief Act Interest Shortfall Allocated to Class A-2                                                          0.00
Relief Act Interest Shortfall Allocated to Class A-3                                                          0.00
Relief Act Interest Shortfall Allocated to Class A-4                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-1                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-2                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-3                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-4                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-5                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-6                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-7                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-8                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-9                                                          0.00
Relief Act Interest Shortfall Allocated to Class M-10                                                         0.00
Relief Act Interest Shortfall Allocated to Class M-11                                                         0.00
Relief Act Interest Shortfall Allocated to Class C                                                            0.00

Available Net Funds Cap to Libor Certificates                                                             7.626003

One-Month LIBOR for Such Distribution Date                                                                5.322500

LIBOR Certificates, the Uncapped Pass-Through Rate for Such Distribution Date
Class A-1                                                                                                 5.512500
Class A-2                                                                                                 5.402500
Class A-3                                                                                                 5.502500
Class A-4                                                                                                 5.612500
Class M-1                                                                                                 5.712500
Class M-2                                                                                                 5.722500
Class M-3                                                                                                 5.742500
Class M-4                                                                                                 5.842500
Class M-5                                                                                                 5.862500
Class M-6                                                                                                 5.942500
Class M-7                                                                                                 6.622500
Class M-8                                                                                                 6.822500
Class M-9                                                                                                 7.772500
Class M-10                                                                                                7.822500
Class M-11                                                                                                7.822500

Deferred Amounts Detail:
(Reduction of Certificate Principal Amounts due to Applied Loss Amounts)

Deferred Amount with respect to such Distribution Date
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                     0.00
Class M-10                                                                                                    0.00
Class M-11                                                                                                    0.00

Deferred Amount Paid This Period                                                                              0.00
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                     0.00
Class M-10                                                                                                    0.00
Class M-11                                                                                                    0.00

Deferred Amount Occurred This Period                                                                          0.00
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                     0.00
Class M-10                                                                                                    0.00
Class M-11                                                                                                    0.00

Remaining Deferred Amount
Class M-1                                                                                                     0.00
Class M-2                                                                                                     0.00
Class M-3                                                                                                     0.00
Class M-4                                                                                                     0.00
Class M-5                                                                                                     0.00
Class M-6                                                                                                     0.00
Class M-7                                                                                                     0.00
Class M-8                                                                                                     0.00
Class M-9                                                                                                     0.00
Class M-10                                                                                                    0.00
Class M-11                                                                                                    0.00


Copyright 2005 J.P. Morgan Chase & Co.  All rights reserved.